DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
SCHEDULE OF CRYPOCURRENCY MINING WITHIN DISCONTINUED OPERTAIONS

The significant items included within discontinued operations are as follows:

	Year Ended December 31
	2023	2022
Revenue - Cryptocurrency mining	$-	$4,108,372
Cost - Cryptocurrency mining	488,104	3,898,171
Administrative expenses	(94,284)	1,445,272
Impairment losses on cryptocurrencies	-	1,517,172
(Gain) on sales of cryptocurrencies	-	(679,111)
Impairment on property, equipment and software	-	1,468,014
Operating (loss) from discontinued operations	(393,820)	(3,541,146)
Subsidy income	-	9,195
Other (loss)	(71,984)	(2,936,541)
Interest income	13	111
Interest expense	-	(30,895)
(Loss) from discontinued operations before income taxes	(465,791)	(6,499,276)
Income tax expense	-	-
Net (loss) from discontinued operations	$(465,791)	$(6,499,276)

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Assets and liabilities of discontinued operations included within the Consolidated Balance Sheets are comprised of the following:

	December 31, 2023	December 31, 2022
Cash and cash equivalents	$-	$8,649
Other current assets	-	37,015
Property, equipment and software, net	-	1,155,063
Right-of-use assets	-	125,538
Current assets from discontinued operations	$-	$1,326,265

Accounts payable	-	187,206
Accrued payroll and benefits	-	3,065
Other payables and accrued expenses	-	58,572
Lease liability	-	128,696
Current liabilities from discontinued operations	$-	$377,539

	Years Ended December 31,
	2023	2022	2021
Net cash provided by (used in) operating activities	106,207	(1,835,015)	4,334,828
Net cash (used in) provided by investing activities	-	2,746,758	(8,455,550)